Intangible Assets and Deferred Costs - Schedule of Intangible Assets and Deferred Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Cost:
Product and distribution rights, cost	$ 83,391	$ 79,921
Intangible assets and deferred costs, cost	83,391	79,921
Accumulated amortization and impairment charges:
Product and distribution rights, accumulated amortization	74,539	72,829
Intangible assets and deferred costs, accumulated amortization	74,539	72,829
Intangible assets and deferred costs, net	$ 8,852	$ 7,092